UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22749

Resource Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

One Crescent Drive, Suite 203

Philadelphia, PA 19112

________________________________________________________________________

(Address of principal executive offices)  (Zip code)

Andrew Lubin

110 S. Poplar Street, Suite 101

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (855) 747-9559

Date of fiscal year end:  February 28

Date of reporting period:  March 12, 2013 - June 30, 2013

ITEM 1. PROXY VOTING RECORD:

Resource Real Estate Diversified Income Fund did not vote any proxies during the period March 12, 2013 (commencement of operations) to June 30, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Resource Real Estate Diversified Income Fund

By (Signature and Title)      /s/ Alan Feldman

Alan Feldman, Chief Executive Officer

Date:  August 21, 2013